Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 8,968,852	$ 12,272,444	$ 9,977,495	$ 15,116,531	$ 38,027,509
Accounts receivable, net	784,340	505,074		308,551
Prepaid expenses and other current assets	446,567	434,444		474,029
Current assets of discontinued operations		231,978		1,248,569
Current assets held for sale				5,315,107
Total Current Assets	10,199,759	13,443,940		22,462,787
Property and equipment, net	13,032,875	15,252,357		21,235,384
Intangible assets, net	2,882,102	3,652,490		1,273,030
Goodwill	1,674,281	1,674,281		1,674,281
Other assets	386,021	369,769		384,357
Total Assets	28,175,038	34,392,837		47,029,839
Current Liabilities
Accounts payable	294,519	323,625		877,134
Accrued expenses	834,607	911,210		1,629,218
Deferred revenues	1,129,053	1,161,520		1,486,754
Current maturities of capital lease obligations	470,481	791,009		992,690
Current liabilities of discontinued operations	1,088,904	1,240,000		3,907,368
Deferred rent	149,570	110,738		63,012
Long-term debt, net of debt discount of $1,803,742	0	31,487,253
Total Current Liabilities	3,967,134	36,025,355		8,956,176
Long-Term Liabilities
Long-term debt, net of debt discount of $1,246,720	32,705,952			33,003,962
Capital lease obligations, net of current maturities		158,703		932,826
Other	968,034	1,062,237		1,591,188
Total Long-Term Liabilities	33,673,986	1,220,940		35,527,976
Total Liabilities	37,641,120	37,246,295		44,484,152
Commitments (Note 15)
Stockholders' Deficit
Common stock, par value $0.001; 200,000,000 shares authorized; 363,681 and 244,369 shares issued and outstanding, respectively	364	245		45
Additional paid-in-capital	174,469,582	173,801,021		158,764,373
Accumulated deficit	(183,936,030)	(176,655,227)		(156,218,731)
Total Stockholders' Deficit	(9,466,082)	(2,853,458)		2,545,687	$ 41,962,027
Total Liabilities and Stockholders' Deficit	28,175,038	34,392,837		47,029,839
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock
Series D Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		2
Series E Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		500
Series F Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock		$ 1